Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
12.	Leases

The Group leases leasehold properties, some of which are subject to sub-lease arrangements. Information about leases for which the Group is a lessee and a lessor is presented below. The lease payments for short-term leases and leases of low value assets are recognized in the profit and loss account on a straight-line basis over the term of the lease.

These leases have terms that may include,

•	Options to terminate the lease early at the right of the tenant
•	Variable lease payments with a guaranteed minimum increase and capped maximum increase

In addition, there are leasehold properties to which the Group is committed to assume the leases should the properties become vacant. The future contingent liabilities associated with these leases are set out in Note 28.

Leases in which the Group is a Lessee

Right-of-use assets

	2020		2019
	£	’000	£	’000
Balance at 1 January		36,578		-
Effect of adopting new accounting standards		(31)		44,984
Additions		453		897
Remeasurements		(2,269)		(6,849)
Derecognition		(9,108)		-
Depreciation charge for the year		(2,530)		(2,454)
		23,093		36,578

Following a review of the Group’s lease commitments under leasehold agreements during the year ended December 31, 2020, the Group identified leasehold agreements in excess of the Group’s future requirements.  As a result of this review the Group terminated the lease term for two leasehold properties reducing right-of-use assets by £9,108,000.

The profit on derecognition arising from these lease terminations was £3,700,000 which includes £1,400,000 received as an incentive for exiting one of the leasehold agreements.  The Group also received a leasehold incentive in respect of a further leasehold property for £1,088,000 and remeasured the right of use assets associated with five  leasehold properties for £1,181,000 which both reduced the carrying value of the right of use assets as remeasurements.

The Group entered into two guarantee agreements on December 23, 2020, associated with the termination of the lease term for one of the leasehold properties.  These agreements indemnify the lessor for certain costs in the event of the new lessee defaulting under their lease agreement for the leasehold property.  As at December 31, 2020, the Group does not expect to make future payments as a result of these agreements.

The remeasurement during the year ended December 31, 2019 of £6,849,000 relates to the reduction to the lease term for a leasehold property. Upon implementation of IFRS 16, current deferred liabilities of £187,000 and non-current deferred liabilities of £1,870,000 were reclassified to right of use assets reflecting primarily lease incentives previously recognized under IAS 17.

Lease liabilities

Maturity analysis – contractual undiscounted cash flows

	2020 £’000	2019 £’000
Less than one year	3,560	4,469
One to five years	9,607	16,834
More than five years	32,600	45,288
Total undiscounted lease liabilities	45,767	66,591

All operating leases, excepting those of small value, terminate within one year.

Lease liabilities included in the Consolidated Statements of Financial Position

	2020 £’000	2019 £’000
Current	2,043	1,951
Non-current	25,190	38,299
Total lease liabilities	27,233	40,250

During the year ended December 31, 2020, the lease term for two leasehold properties was terminated and the lease liability for four leasehold properties were remeasured reducing the associated lease liability by £10,414,000 and £1,075,000 respectively. The Group also entered into a new lease for a leasehold property with an associated lease liability of £405,000 as at December 31, 2020. The maturity of undiscounted lease commitments is set out in Note 28.

Amounts recognized in the Consolidated Statements of Loss

	2020 £’000	2019 £’000
Interest on lease liabilities	2,401	2,947
Expenses relating to short-term leases	296	486
Expenses relating to leases of low-value assets	19	33
Interest on investment in sub-lease	(38)	(9)

Operating lease rentals payable

The Group has operating leases on leasehold properties. All such operating leases are for less than fifty years. Future minimum rentals payable under non-cancellable operating leases as at December 31, are, as follows:

	2020 £’000	2019 £000’s	2018 £’000’s
Within one year	-	73	4,329
After one year but not more than five years	-	-	16,566
More than five years	-	-	60,691
	-	73	81,586

During the year, £296,000 was recognized as an expense in the income statement in respect of operating leases (2019: £486,000, 2018: £4,205,000).  During the year ended December 31, 2020 the Group terminated the remaining operating leases on shorthold properties.

Amounts recognized in the Consolidated Statement of Cash Flows	2020 £’000s	2019 £’000
Total cash outflow for leases	4,426	4,036

Leases in which the Group is a Lessor

Lease income	2020 £’000	2019 £’000
Operating lease income	460	185
Finance lease income on the net investment in the lease	38	9

Maturity analysis – undiscounted finance lease income

	2020 £’000	2019 £’000
Less than one year	720	318
One to two years	96	300
Two to three years	-	12
Three to four years	-	-
Four to five years	-	-
More than five years	-	-
Total undiscounted finance lease income	816	630
Unearned finance income	(40)	(39)
Net investment in the lease	776	591

Maturity analysis – undiscounted operating lease income

	2020 £’000	2019 £’000	2018 £’000
Less than one year	-	96	176
One to two years	-	50	11
Two to three years	-	12	11
Three to four years	-	-	11
Four to five years	-	-	11
More than five years	-	-	-
Total undiscounted operating lease income	-	158	220